Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 29, 2012
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000710977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 29, 2012
Prospectus Date	rr_ProspectusDate	Jun 29, 2012

MADISON MOSAIC EQUITY TRUST

Supplement dated June 29, 2012 to the Prospectus

of the Madison Mosaic Equity Trust dated May 1, 2012

This Supplement dated June 29, 2012 amends the Prospectus of the Madison Mosaic Equity Trust for the Investors, Mid-Cap, Disciplined Equity and Dividend Income Funds dated May 1, 2012

Effective June 29, 2012, the Annual Fund Operating Expenses for the Class Y shares of each of Investors, Mid-Cap, Disciplined Equity and Dividend Income Funds will be reduced, as reflected in the new fee tables and examples set forth below.

Investors Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.75%	0.75%
Distribution (12b-1) fees	None	None
Other expenses	0.35%	0.35%
Total annual fund operating expenses	1.10%	1.10%
Less: Fee waivers and/or expense reimbursements	(0.11%)	(0.15%)[2]
Net expenses	0.99%[1]	0.95%

[1] Under the old fee arrangement, the Fund’s total annual fund operating expenses were capped at 0.99% until at least April 30, 2013.

[2] Under the new fee arrangement, the investment adviser to the Fund, Madison Investment Advisors, LLC (“Madison”), has contractually agreed to waive 0.10% of its management fee and 0.05% of its service fee until at least June 30, 2013.  Any fees waived will not be subject to later recoupment by Madison.

Example:

This example is intended to help you compare the cost of investing in the Investors Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$101	$339	$597	$1,337
New Fees Class Y	$ 97	$335	$593	$1,335

Mid-Cap Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.75%	0.75%
Distribution (12b-1) fees	None	None
Other expenses	0.50%[1]	0.40%[2]
Total annual fund operating expenses	1.25%	1.15%

[1] Under the old fee arrangement, the Fund paid a service fee to Madison of 0.50% on the first $150 million of net assets and 0.47% on net assets in excess of $150 million.

[2] Under the new fee arrangement, the Fund will pay a flat 0.40% service fee to Madison.

Example:

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$127	$397	$686	$1,511
New Fees Class Y	$117	$365	$633	$1,398

Disciplined Equity Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.75%	0.75%
Distribution (12b-1) fees	None	None
Other expenses	0.24%	0.35%
Total annual fund operating expenses	0.99%	1.10%
Less: Fee waivers and/or expense reimbursements	(0.03%)[1]	(0.15%)[2]
Net expenses	0.96%	0.95%

[1] Under the old fee arrangement, the Fund paid a service fee to Madison of 0.24% on the first $100 million of net assets and 0.20% on net assets in excess of $100 million; however, with regard to the first $100 million of net assets, the service fee was reduced by 0.03% until at least April 30, 2013.

[2] Under the new fee arrangement, the Fund will pay a flat 0.35% service fee to Madison; however, Madison has contractually agreed to waive 0.15% of its service fee until at least June 30, 2013.  Any fees waived will not be subject to later recoupment by Madison.

Example:

This example is intended to help you compare the cost of investing in the Disciplined Equity Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Disciplined Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$98	$312	$544	$1,212
New Fees Class Y	$97	$335	$593	$1,335

Dividend Income Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.75%	0.75%
Distribution (12b-1) fees	None	None
Other expenses	0.50%	0.35%
Total annual fund operating expenses	1.25%	1.10%
Less: Fee waivers and/or expense reimbursements	None	(0.15%)[1]
Net expenses	1.25%	0.95%

[1] Under the new fee arrangement, Madison has contractually agreed to waive 0.10% of its management fee and 0.05% of its service fee until at least June 30, 2013.  Any fees waived will not be subject to later recoupment by Madison.

Example:

This example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Dividend Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$127	$397	$686	$1,511
New Fees Class Y	$97	$335	$593	$1,335

# # # #

Please keep this Supplement with your records.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun 29, 2012
MADISON MOSAIC EQUITY TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text block]	cik0000710977_SupplementTextBlock

Supplement dated June 29, 2012 to the Prospectus

of the Madison Mosaic Equity Trust dated May 1, 2012

This Supplement dated June 29, 2012 amends the Prospectus of the Madison Mosaic Equity Trust for the Investors, Mid-Cap, Disciplined Equity and Dividend Income Funds dated May 1, 2012

Effective June 29, 2012, the Annual Fund Operating Expenses for the Class Y shares of each of Investors, Mid-Cap, Disciplined Equity and Dividend Income Funds will be reduced, as reflected in the new fee tables and examples set forth below.

Investors Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.75%	0.75%
Distribution (12b-1) fees	None	None
Other expenses	0.35%	0.35%
Total annual fund operating expenses	1.10%	1.10%
Less: Fee waivers and/or expense reimbursements	(0.11%)	(0.15%)[2]
Net expenses	0.99%[1]	0.95%

[1] Under the old fee arrangement, the Fund’s total annual fund operating expenses were capped at 0.99% until at least April 30, 2013.

[2] Under the new fee arrangement, the investment adviser to the Fund, Madison Investment Advisors, LLC (“Madison”), has contractually agreed to waive 0.10% of its management fee and 0.05% of its service fee until at least June 30, 2013.  Any fees waived will not be subject to later recoupment by Madison.

Example:

This example is intended to help you compare the cost of investing in the Investors Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$101	$339	$597	$1,337
New Fees Class Y	$ 97	$335	$593	$1,335

Mid-Cap Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.75%	0.75%
Distribution (12b-1) fees	None	None
Other expenses	0.50%[1]	0.40%[2]
Total annual fund operating expenses	1.25%	1.15%

[1] Under the old fee arrangement, the Fund paid a service fee to Madison of 0.50% on the first $150 million of net assets and 0.47% on net assets in excess of $150 million.

[2] Under the new fee arrangement, the Fund will pay a flat 0.40% service fee to Madison.

Example:

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$127	$397	$686	$1,511
New Fees Class Y	$117	$365	$633	$1,398

Disciplined Equity Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.75%	0.75%
Distribution (12b-1) fees	None	None
Other expenses	0.24%	0.35%
Total annual fund operating expenses	0.99%	1.10%
Less: Fee waivers and/or expense reimbursements	(0.03%)[1]	(0.15%)[2]
Net expenses	0.96%	0.95%

[1] Under the old fee arrangement, the Fund paid a service fee to Madison of 0.24% on the first $100 million of net assets and 0.20% on net assets in excess of $100 million; however, with regard to the first $100 million of net assets, the service fee was reduced by 0.03% until at least April 30, 2013.

[2] Under the new fee arrangement, the Fund will pay a flat 0.35% service fee to Madison; however, Madison has contractually agreed to waive 0.15% of its service fee until at least June 30, 2013.  Any fees waived will not be subject to later recoupment by Madison.

Example:

This example is intended to help you compare the cost of investing in the Disciplined Equity Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Disciplined Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$98	$312	$544	$1,212
New Fees Class Y	$97	$335	$593	$1,335

Dividend Income Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Old Fees Class Y	New Fees Class Y
Management fee	0.75%	0.75%
Distribution (12b-1) fees	None	None
Other expenses	0.50%	0.35%
Total annual fund operating expenses	1.25%	1.10%
Less: Fee waivers and/or expense reimbursements	None	(0.15%)[1]
Net expenses	1.25%	0.95%

[1] Under the new fee arrangement, Madison has contractually agreed to waive 0.10% of its management fee and 0.05% of its service fee until at least June 30, 2013.  Any fees waived will not be subject to later recoupment by Madison.

Example:

This example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Dividend Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Old Fees Class Y	$127	$397	$686	$1,511
New Fees Class Y	$97	$335	$593	$1,335

# # # #

Please keep this Supplement with your records.